CONSOLIDATED FINANCIAL STATEMENTS - Results in operations with subsidiary and joint ventures (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	Dec. 01, 2021	Nov. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED FINANCIAL STATEMENTS
Recycling to income of the cumulative translation adjustments			R$ (13,239)	R$ (193,334)
Write-off of goodwill				(549,898)
Results in operations with subsidiary and joint ventures				(162,913)
North America Operation
CONSOLIDATED FINANCIAL STATEMENTS
Write-off of goodwill				549,898
Results in operations with subsidiary and joint ventures				162,913
Gerdau Corsa S.A.P.I de C.V.
CONSOLIDATED FINANCIAL STATEMENTS
Equity Interests (as a percent)	75.00%	70.00%
Sidertul, S.A. de C.V.
CONSOLIDATED FINANCIAL STATEMENTS
Gain due to the fair value adjustment of the interest held				193,651
Recycling to income of the cumulative translation adjustments				R$ 193,334